Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$43,525	$43,525	$41,712	$41,712
Current derivative assets:
Interest rate swap contracts	674	674	4,621	4,621
Foreign exchange forward contracts	246	246	—	—
Non-current derivative assets:
Interest rate swap contracts	648	648	11,667	11,667
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	910	910	—	—
Foreign exchange forward contracts	—	—	1,740	1,740
Non-current derivative liabilities:
Interest rate swap contracts	5,133	5,133	345	345
Long-term debt, current and non-current	1,002,813	1,002,813	1,087,347	1,087,347

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2019	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$43,525	$43,525	$—	$—
Current derivative assets:
Interest rate swap contracts	674	—	674	—
Foreign exchange forward contracts	246	—	246	—
Non-current derivative assets:
Interest rate swap contracts	648	—	648	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	910	—	910	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	5,133	—	5,133	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,002,813	—	1,002,813	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2018	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$41,712	$41,712	$—	$—
Current derivative assets:
Interest rate swap contracts	4,621	—	4,621	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	11,667	—	11,667	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	1,740	—	1,740	—
Non-current derivative liabilities:
Interest rate swap contracts	345	—	345	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,087,347	—	1,087,347	—